UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23227

Syntax ETF Trust

(Exact name of registrant as specified in charter)

110 E. 59th St. 33rd Floor New York, NY 10022

(Address of principal executive offices) (Zip Code)

Kathy Cuocolo, 110 E. 59th St. 33rd Floor New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 883-2290

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Item 1. Schedule of Investments.

QUARTERLY REPORT

Syntax Stratified LargeCap ETF

March 31, 2019

Syntax Stratified LargeCap ETF

Schedule of Investments

March 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.7%
3M Co.	301	$62,542
Abbott Laboratories	2,108	168,514
AbbVie, Inc.	781	62,941
ABIOMED, Inc.(a)	128	36,556
Accenture PLC, Class A	499	87,834
Activision Blizzard, Inc.	2,561	116,602
Adobe, Inc.(a)	845	225,184
Advance Auto Parts, Inc.	479	81,684
Advanced Micro Devices, Inc.	2,446	62,422
AES Corp.	9,119	164,872
Affiliated Managers Group, Inc.	518	55,483
Aflac, Inc.	1,426	71,300
Agilent Technologies, Inc.	1,035	83,193
Air Products & Chemicals, Inc.	134	25,589
Akamai Technologies, Inc.(a)	1,723	123,556
Alaska Air Group, Inc.	1,307	73,349
Albemarle Corp.	292	23,938
Alexandria Real Estate Equities, Inc.	235	33,502
Alexion Pharmaceuticals, Inc.(a)	471	63,670
Align Technology, Inc.(a)	350	99,515
Allegion PLC	1,377	124,908
Allergan PLC	417	61,053
Alliance Data Systems Corp.	485	84,865
Alliant Energy Corp.	873	41,144
Allstate Corp.	1,298	122,246
Alphabet, Inc., Class A(a)	26	30,599
Alphabet, Inc., Class C(a)	27	31,679
Altria Group, Inc.	3,280	188,370
Amazon.com, Inc.(a)	25	44,519
Ameren Corp.	563	41,409
American Airlines Group, Inc.	2,277	72,318
American Electric Power Co., Inc.	845	70,769
American Express Co.	249	27,216
American International Group, Inc.	1,435	61,791
American Tower Corp.	222	43,747
American Water Works Co., Inc.	1,181	123,131
Ameriprise Financial, Inc.	433	55,467
AmerisourceBergen Corp.	1,585	126,039
AMETEK, Inc.	770	63,887
Amgen, Inc.	335	63,643
Amphenol Corp., Class A	978	92,362
Anadarko Petroleum Corp.	864	39,295
Analog Devices, Inc.	1,532	161,274
ANSYS, Inc.(a)	1,821	332,715
Anthem, Inc.	438	125,697
AO Smith Corp.	1,191	63,504
Aon PLC	142	24,239
Apache Corp.	1,136	39,374
Apartment Investment & Management Co., Class A	1,272	63,969
Apple, Inc.	934	177,413
Applied Materials, Inc.	2,853	113,150
Aptiv PLC	2,221	176,547
Archer-Daniels-Midland Co.	5,779	249,248
Arconic, Inc.	2,184	41,736
Arista Networks, Inc.(a)	353	111,004
Arthur J Gallagher & Co.	296	23,118
Assurant, Inc.	606	57,515
AT&T, Inc.	5,390	169,030
Atmos Energy Corp.	1,209	124,442
Autodesk, Inc.(a)	2,119	330,183
Automatic Data Processing, Inc.	541	86,419
AutoZone, Inc.(a)	78	79,881
AvalonBay Communities, Inc.	308	61,825
Avery Dennison Corp.	1,117	126,221
Baker Hughes a GE Co.	7,057	195,620
Ball Corp.	1,101	63,704
Bank of America Corp.	2,818	77,749
Bank of New York Mellon Corp.	1,176	59,306
Baxter International, Inc.	2,178	177,093
BB&T Corp.	651	30,291
Becton Dickinson and Co.	164	40,956
Berkshire Hathaway, Inc., Class B(a)	813	163,324
Best Buy Co., Inc.	1,798	127,766
Biogen, Inc.(a)	197	46,567
BlackRock, Inc.	128	54,703
Boeing Co.	191	72,851
Booking Holdings, Inc.(a)	24	41,878
BorgWarner, Inc.	4,767	183,100
Boston Properties, Inc.	244	32,667
Boston Scientific Corp.(a)	1,022	39,224
Brighthouse Financial, Inc.(a)	1,839	66,737
Bristol-Myers Squibb Co.	1,179	56,250
Broadcom, Inc.	408	122,690
Broadridge Financial Solutions, Inc.	612	63,458
Brown-Forman Corp., Class B	2,426	128,044
Cabot Oil & Gas Corp.	3,682	96,100
Cadence Design Systems, Inc.(a)	2,729	173,319
Campbell Soup Co.	2,882	109,891
Capital One Financial Corp.	992	81,036
Capri Holdings Ltd.(a)	2,223	101,702
Cardinal Health, Inc.	2,538	122,205
CarMax, Inc.(a)	1,245	86,901
Carnival Corp.	979	49,655
Caterpillar, Inc.	615	83,326
Cboe Global Markets, Inc.	437	41,707
CBRE Group, Inc., Class A(a)	461	22,796
CBS Corp., Class B, NVDR	1,648	78,329
Celanese Corp.	1,214	119,713
Celgene Corp.(a)	717	67,642
Centene Corp.(a)	2,285	121,333
CenterPoint Energy, Inc.	5,376	165,043
CenturyLink, Inc.	13,130	157,429

1

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Security Description	Shares	Value
Cerner Corp.(a)	1,941	$111,045
CF Industries Holdings, Inc.	1,002	40,962
CH Robinson Worldwide, Inc.	462	40,189
Charles Schwab Corp.	1,239	52,980
Charter Communications, Inc., Class A(a)	478	165,823
Chevron Corp.	2,987	367,939
Chipotle Mexican Grill, Inc.(a)	393	279,152
Chubb Ltd.	1,220	170,898
Church & Dwight Co., Inc.	3,163	225,300
Cigna Corp.(a)	792	127,369
Cimarex Energy Co.	1,330	92,967
Cincinnati Financial Corp.	1,911	164,155
Cintas Corp.	451	91,152
Cisco Systems, Inc.	1,898	102,473
Citigroup, Inc.	1,301	80,948
Citizens Financial Group, Inc.	929	30,193
Citrix Systems, Inc.	1,077	107,334
Clorox Co.	1,316	211,165
CME Group, Inc.	235	38,676
CMS Energy Corp.	739	41,044
Coca-Cola Co.	4,052	189,877
Cognizant Technology Solutions Corp., Class A	1,362	98,677
Colgate-Palmolive Co.	3,177	217,752
Comcast Corp., Class A	4,227	168,995
Comerica, Inc.	1,290	94,583
Conagra Brands, Inc.	4,619	128,131
Concho Resources, Inc.	362	40,168
ConocoPhillips	555	37,041
Consolidated Edison, Inc.	1,927	163,429
Constellation Brands, Inc., Class A	729	127,816
Cooper Companies, Inc.	280	82,928
Copart, Inc.(a)	693	41,989
Corning, Inc.	2,687	88,940
Costco Wholesale Corp.	1,595	386,213
Coty, Inc., Class A	18,862	216,913
Crown Castle International Corp.	334	42,752
CSX Corp.	422	31,574
Cummins, Inc.	261	41,204
CVS Health Corp.	6,101	329,027
Danaher Corp.	484	63,898
Darden Restaurants, Inc.	2,251	273,429
DaVita, Inc.(a)	1,077	58,470
Deere & Co.	508	81,199
Delta Air Lines, Inc.	1,465	75,667
DENTSPLY SIRONA, Inc.	831	41,209
Devon Energy Corp.	3,399	107,272
Diamondback Energy, Inc.	381	38,683
Digital Realty Trust, Inc.	1,082	128,758
Discover Financial Services	1,156	82,261
Discovery, Inc.(a)	1,478	37,571
Discovery, Inc., Class A(a)	1,395	37,693
DISH Network Corp., Class A	5,087	161,207
Dollar General Corp.	680	81,124
Dollar Tree, Inc.(a)	788	82,772
Dominion Energy, Inc.	914	70,067
Dover Corp.	678	63,596
DowDuPont, Inc.(a)	1,107	59,014
DR Horton, Inc.	3,997	165,396
DTE Energy Co.	328	40,915
Duke Energy Corp.	448	40,320
Duke Realty Corp.	1,081	33,057
DXC Technology Co.	1,510	97,108
E*TRADE Financial Corp.	492	22,844
Eastman Chemical Co.	307	23,295
Eaton Corp. PLC	1,144	92,161
eBay, Inc.	1,125	41,782
Ecolab, Inc.	357	63,025
Edison International	2,603	161,178
Edwards Lifesciences Corp.(a)	239	45,728
Electronic Arts, Inc.(a)	1,094	111,183
Eli Lilly & Co.	478	62,025
Emerson Electric Co.	303	20,746
Entergy Corp.	748	71,531
EOG Resources, Inc.	420	39,976
Equifax, Inc.	446	52,851
Equinix, Inc.	281	127,338
Equity Residential	822	61,913
Essex Property Trust, Inc.	214	61,897
Estee Lauder Companies, Inc., Class A	1,331	220,347
Everest Re Group Ltd.	279	60,253
Evergy, Inc.	724	42,028
Eversource Energy	579	41,080
Exelon Corp.	3,311	165,980
Expedia Group, Inc.	333	39,627
Expeditors International of Washington, Inc.	542	41,138
Extra Space Storage, Inc.	624	63,592
Exxon Mobil Corp.	4,597	371,438
F5 Networks, Inc.(a)	614	96,355
Facebook, Inc., Class A(a)	357	59,508
Fastenal Co.	1,183	76,079
Federal Realty Investment Trust	204	28,121
FedEx Corp.	353	64,038
Fidelity National Information Services, Inc.	382	43,204
Fifth Third Bancorp	1,211	30,541
First Republic Bank	1,058	106,287
FirstEnergy Corp.	1,693	70,446
Fiserv, Inc.(a)	476	42,021
FleetCor Technologies, Inc.(a)	118	29,098
FLIR Systems, Inc.	2,446	116,381
Flowserve Corp.	1,880	84,863
Fluor Corp.	3,317	122,066
FMC Corp.	521	40,023
Foot Locker, Inc.	1,343	81,386

2

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Security Description	Shares	Value
Ford Motor Co.	14,368	$126,151
Fortinet, Inc.(a)	1,201	100,848
Fortive Corp.	251	21,056
Fortune Brands Home & Security, Inc.	1,311	62,417
Fox Corp., Class A(a)	2,023	74,264
Fox Corp., Class B(a)	2,065	74,092
Franklin Resources, Inc.	1,718	56,935
Freeport-McMoRan, Inc.	13,358	172,185
Gap, Inc.	2,336	61,156
Garmin Ltd.	1,953	168,642
Gartner, Inc.	686	104,052
General Dynamics Corp.	486	82,270
General Electric Co.	6,315	63,087
General Mills, Inc.	2,230	115,402
General Motors Co.	3,189	118,312
Genuine Parts Co.	686	76,853
Gilead Sciences, Inc.	958	62,280
Global Payments, Inc.	207	28,260
Goldman Sachs Group, Inc.	827	158,776
H&R Block, Inc.	2,427	58,102
Halliburton Co.	3,306	96,866
Hanesbrands, Inc.	6,622	118,401
Harley-Davidson, Inc.	3,216	114,683
Harris Corp.	749	119,623
Hartford Financial Services Group, Inc.	1,259	62,597
Hasbro, Inc.	834	70,907
HCA Healthcare, Inc.	863	112,518
HCP, Inc.	1,773	55,495
Helmerich & Payne, Inc.	1,719	95,508
Henry Schein, Inc.(a)	2,067	124,247
Hershey Co.	817	93,816
Hess Corp.	661	39,812
Hewlett Packard Enterprise Co.	7,757	119,691
Hilton Worldwide Holdings, Inc.	653	54,271
HollyFrontier Corp.	3,721	183,334
Hologic, Inc.(a)	2,598	125,743
Home Depot, Inc.	669	128,374
Honeywell International, Inc.	400	63,568
Hormel Foods Corp.	5,635	252,223
Host Hotels & Resorts, Inc.	2,791	52,750
HP, Inc.	12,924	251,113
Humana, Inc.	482	128,212
Huntington Bancshares, Inc.	2,346	29,747
Huntington Ingalls Industries, Inc.	303	62,782
IDEXX Laboratories, Inc.(a)	600	134,160
IHS Markit Ltd.(a)	1,537	83,582
Illinois Tool Works, Inc.	431	61,861
Illumina, Inc.(a)	274	85,129
Incyte Corp.(a)	737	63,389
Ingersoll-Rand PLC	387	41,777
Intel Corp.	1,026	55,096
Intercontinental Exchange, Inc.	557	42,410
International Business Machines Corp.	717	101,169
International Flavors & Fragrances, Inc.	193	24,856
International Paper Co.	882	40,810
Interpublic Group of Companies, Inc.	3,629	76,245
Intuit, Inc.	438	114,498
Intuitive Surgical, Inc.(a)	76	43,364
Invesco Ltd.	2,886	55,729
IPG Photonics Corp.	136	20,642
IQVIA Holdings, Inc.(a)	588	84,584
Iron Mountain, Inc.	2,786	98,792
Jack Henry & Associates, Inc.	307	42,593
Jacobs Engineering Group, Inc.	1,685	126,695
JB Hunt Transport Services, Inc.	397	40,212
Jefferies Financial Group, Inc.	8,516	160,016
JM Smucker Co.	1,013	118,014
Johnson & Johnson	1,170	163,554
Johnson Controls International PLC	1,688	62,355
JPMorgan Chase & Co.	784	79,364
Juniper Networks, Inc.	3,773	99,871
Kansas City Southern	272	31,547
Kellogg Co.	1,666	95,595
KeyCorp	1,925	30,319
Keysight Technologies, Inc.(a)	240	20,928
Kimberly-Clark Corp.	1,792	222,029
Kimco Realty Corp.	1,554	28,749
Kinder Morgan, Inc.	8,185	163,782
KLA-Tencor Corp.	945	112,842
Kohl's Corp.	1,192	81,974
Kraft Heinz Co.	3,233	105,557
Kroger Co.	14,850	365,310
L Brands, Inc.	2,340	64,537
L3 Technologies, Inc.	582	120,107
Laboratory Corp. of America Holdings(a)	367	56,144
Lam Research Corp.	637	114,029
Lamb Weston Holdings, Inc.	1,483	111,136
Leggett & Platt, Inc.	1,366	57,673
Lennar Corp., Class A	3,384	166,121
Lincoln National Corp.	1,150	67,505
Linde PLC	143	25,158
LKQ Corp.(a)	2,658	75,434
Lockheed Martin Corp.	201	60,332
Loews Corp.	3,445	165,119
Lowe's Companies, Inc.	1,220	133,553
LyondellBasell Industries N.V., Class A	463	38,929
M&T Bank Corp.	192	30,148
Macerich Co.	641	27,787
Macy's, Inc.	3,493	83,937
Marathon Oil Corp.	2,232	37,297
Marathon Petroleum Corp.	3,160	189,126
Marriott International, Inc., Class A	446	55,790
Marsh & McLennan Companies, Inc.	258	24,226
Martin Marietta Materials, Inc.	411	82,685

3

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Security Description	Shares	Value
Masco Corp.	1,543	$60,655
Mastercard, Inc., Class A	121	28,489
Mattel, Inc.(a)	5,017	65,221
Maxim Integrated Products, Inc.	3,109	165,306
McCormick & Co., Inc.	758	114,178
McDonald's Corp.	2,026	384,737
McKesson Corp.	1,082	126,659
Medtronic PLC	446	40,622
Merck & Co., Inc.	759	63,126
MetLife, Inc.	1,568	66,750
Mettler-Toledo International, Inc.(a)	30	21,690
MGM Resorts International	3,047	78,186
Microchip Technology, Inc.	633	52,514
Micron Technology, Inc.(a)	1,393	57,573
Microsoft Corp.	1,948	229,747
Mid-America Apartment Communities, Inc.	574	62,755
Mohawk Industries, Inc.(a)	458	57,777
Molson Coors Brewing Co., Class B	2,038	121,567
Mondelez International, Inc., Class A	1,951	97,394
Monster Beverage Corp.(a)	2,998	163,631
Moody's Corp.	285	51,611
Morgan Stanley	3,902	164,664
Mosaic Co.	1,441	39,354
Motorola Solutions, Inc.	1,163	163,308
MSCI, Inc.	266	52,891
Mylan N.V.(a)	9,104	258,007
Nasdaq, Inc.	484	42,345
National Oilwell Varco, Inc.	7,022	187,066
Nektar Therapeutics(a)	1,723	57,893
NetApp, Inc.	1,917	132,925
Netflix, Inc.(a)	115	41,004
Newell Brands, Inc.	4,707	72,205
Newmont Mining Corp.	4,788	171,267
News Corp., Class A	3,153	39,223
News Corp., Class B	3,094	38,644
NextEra Energy, Inc.	367	70,948
Nielsen Holdings PLC	3,103	73,448
NIKE, Inc., Class B	1,143	96,252
NiSource, Inc.	4,418	126,620
Noble Energy, Inc.	4,241	104,880
Nordstrom, Inc.	1,840	81,659
Norfolk Southern Corp.	171	31,958
Northern Trust Corp.	601	54,336
Northrop Grumman Corp.	220	59,312
Norwegian Cruise Line Holdings Ltd.(a)	979	53,806
NRG Energy, Inc.	3,895	165,460
Nucor Corp.	2,795	163,088
NVIDIA Corp.	357	64,103
Occidental Petroleum Corp.	579	38,330
Omnicom Group, Inc.	1,091	79,632
ONEOK, Inc.	2,462	171,946
Oracle Corp.	2,042	109,676
O'Reilly Automotive, Inc.(a)	200	77,660
PACCAR, Inc.	1,199	81,700
Packaging Corp. of America	415	41,243
Parker-Hannifin Corp.	239	41,017
Paychex, Inc.	1,058	84,852
PayPal Holdings, Inc.(a)	422	43,820
Pentair PLC	1,940	86,349
People's United Financial, Inc.	9,414	154,766
PepsiCo, Inc.	788	96,569
PerkinElmer, Inc.	879	84,700
Perrigo Co. PLC	5,210	250,914
Pfizer, Inc.	1,481	62,898
Philip Morris International, Inc.	2,078	183,674
Phillips 66	1,926	183,297
Pinnacle West Capital Corp.	433	41,386
Pioneer Natural Resources Co.	279	42,486
PNC Financial Services Group, Inc.	255	31,278
PPG Industries, Inc.	368	41,536
PPL Corp.	1,262	40,056
Principal Financial Group, Inc.	1,078	54,105
Procter & Gamble Co.	2,110	219,545
Progressive Corp.	1,676	120,823
Prologis, Inc.	577	41,515
Prudential Financial, Inc.	742	68,175
Public Service Enterprise Group, Inc.	1,175	69,807
Public Storage	283	61,632
PulteGroup, Inc.	5,853	163,650
PVH Corp.	549	66,951
Qorvo, Inc.(a)	1,570	112,616
QUALCOMM, Inc.	2,011	114,687
Quanta Services, Inc.	3,442	129,901
Quest Diagnostics, Inc.	638	57,369
Ralph Lauren Corp.	496	64,321
Raymond James Financial, Inc.	287	23,078
Raytheon Co.	335	60,997
Realty Income Corp.	386	28,394
Red Hat, Inc.(a)	1,192	217,778
Regency Centers Corp.	422	28,481
Regeneron Pharmaceuticals, Inc.(a)	150	61,593
Regions Financial Corp.	2,087	29,531
Republic Services, Inc.	1,166	93,723
ResMed, Inc.	799	83,072
Robert Half International, Inc.	1,248	81,320
Rockwell Automation, Inc.	116	20,353
Rollins, Inc.	2,265	94,269
Roper Technologies, Inc.	191	65,316
Ross Stores, Inc.	907	84,442
Royal Caribbean Cruises Ltd.	462	52,954
S&P Global, Inc.	247	52,006
salesforce.com, Inc.(a)	695	110,067
SBA Communications Corp.(a)	220	43,925
Schlumberger Ltd.	2,200	95,854

4

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Security Description	Shares	Value
Seagate Technology PLC	2,619	$125,424
Sealed Air Corp.	1,349	62,135
Sempra Energy	330	41,534
Sherwin-Williams Co.	97	41,779
Simon Property Group, Inc.	154	28,060
Skyworks Solutions, Inc.	2,015	166,197
SL Green Realty Corp.	357	32,101
Snap-on, Inc.	461	72,156
Southern Co.	793	40,982
Southwest Airlines Co.	1,404	72,882
Stanley Black & Decker, Inc.	562	76,528
Starbucks Corp.	3,493	259,670
State Street Corp.	889	58,505
Stryker Corp.	323	63,799
SunTrust Banks, Inc.	509	30,158
SVB Financial Group(a)	449	99,840
Symantec Corp.	4,904	112,743
Synchrony Financial	2,560	81,664
Synopsys, Inc.(a)	1,564	180,095
Sysco Corp.	5,525	368,849
T Rowe Price Group, Inc.	556	55,667
Take-Two Interactive Software, Inc.	1,237	116,736
Tapestry, Inc.	2,889	93,864
Target Corp.	1,065	85,477
TE Connectivity Ltd.	1,119	90,359
TechnipFMC PLC	4,326	101,748
Teleflex, Inc.	141	42,605
Texas Instruments, Inc.	1,540	163,348
Textron, Inc.	1,580	80,043
Thermo Fisher Scientific, Inc.	323	88,412
Tiffany & Co.	1,027	108,400
TJX Companies, Inc.	1,592	84,710
Torchmark Corp.	853	69,903
Total System Services, Inc.	289	27,458
Tractor Supply Co.	804	78,599
TransDigm Group, Inc.	94	42,675
Travelers Companies, Inc.	1,233	169,118
TripAdvisor, Inc.(a)	1,189	61,174
Twitter, Inc.(a)	2,016	66,286
Tyson Foods, Inc., Class A	3,860	268,000
UDR, Inc.	1,349	61,326
Ulta Salon Cosmetics & Fragrance, Inc.	395	137,748
Under Armour, Inc., Class A(a)	2,259	47,755
Under Armour, Inc., Class C(a)	2,538	47,892
Union Pacific Corp.	184	30,765
United Continental Holdings, Inc.	882	70,366
United Parcel Service, Inc., Class B	568	63,468
United Rentals, Inc.(a)	589	67,293
United Technologies Corp.	488	62,898
UnitedHealth Group, Inc.	544	134,509
Universal Health Services, Inc., Class B	833	111,430
Unum Group	1,920	64,954
US Bancorp	635	30,601
Valero Energy Corp.	2,278	193,243
Varian Medical Systems, Inc.(a)	302	42,799
Ventas, Inc.	1,737	110,838
VeriSign, Inc.	682	123,824
Verisk Analytics, Inc.	384	51,072
Verizon Communications, Inc.	2,857	168,934
Vertex Pharmaceuticals, Inc.(a)	342	62,911
VF Corp.	1,438	124,977
Viacom, Inc., Class B	2,796	78,484
Visa, Inc., Class A	183	28,583
Vornado Realty Trust	478	32,236
Vulcan Materials Co.	711	84,182
Wabtec Corp.	576	42,463
Walgreens Boots Alliance, Inc.	5,392	341,152
Walmart, Inc.	3,725	363,299
Walt Disney Co.	1,420	157,652
Waste Management, Inc.	918	95,389
Waters Corp.(a)	339	85,330
WEC Energy Group, Inc.	899	71,093
WellCare Health Plans, Inc.(a)	337	90,906
Wells Fargo & Co.	1,622	78,375
Welltower, Inc.	1,436	111,434
Western Digital Corp.	2,548	122,457
Western Union Co.	4,504	83,189
Westrock Co.	1,072	41,111
Weyerhaeuser Co.	3,276	86,290
Whirlpool Corp.	440	58,472
Williams Companies, Inc.	5,997	172,234
Willis Towers Watson PLC	136	23,888
WW Grainger, Inc.	248	74,631
Wynn Resorts Ltd.	675	80,541
Xcel Energy, Inc.	725	40,752
Xerox Corp.	7,995	255,680
Xilinx, Inc.	454	57,563
Xylem, Inc.	1,075	84,968
Yum! Brands, Inc.	3,761	375,385
Zimmer Biomet Holdings, Inc.	498	63,595
Zions Bancorp NA	3,315	150,534
Zoetis, Inc.	655	65,939
INVESTMENTS IN COMMON STOCK—99.7% (Cost $43,198,531)		47,962,719
OTHER ASSETS IN EXCESS OF LIABILITIES—0.3%		157,891
NET ASSETS—100.0%		$48,120,610

(a)	Non-income producing security.

NVDR=Non Voting Depositary Receipt
PLC=Public Limited Company

5

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019.

Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stock
Accessories and Footwear	$620,842	$—	$—	$620,842
Alcohol and Tobacco	749,471	—	—	749,471
Analog and Mixed Signal Integrated Circuits	768,741	—	—	768,741
Apparel Retailers	498,108	—	—	498,108
Auto Products	718,793	—	—	718,793
Branded Apparel	375,366	—	—	375,366
Branded Pharmaceuticals	1,492,741	—	—	1,492,741
Business Software for Specific Industries	111,045	—	—	111,045
Business Software for Specific Uses	1,672,147	—	—	1,672,147
Capital Markets	1,033,528	—	—	1,033,528
Chemicals	607,171	—	—	607,171
Commercial Hardware	1,011,048	—	—	1,011,048
Commercial Insurance	1,052,883	—	—	1,052,883
Consumer Insurance	900,296	—	—	900,296
Consumer Paper Products	222,029	—	—	222,029
Content Providers	960,473	—	—	960,473
Digital Integrated Circuits	586,648	—	—	586,648
Distribution Services	748,344	—	—	748,344
Diversified Drugs and Devices	509,161	—	—	509,161
Diversified Household and Personal Products	656,010	—	—	656,010
Downstream Energy	1,488,377	—	—	1,488,377
Drugstores	670,179	—	—	670,179
Electric Competitive	990,973	—	—	990,973
Electric Regulated	982,300	—	—	982,300
End User Hardware	1,016,156	—	—	1,016,156
Food Distributors	1,483,671	—	—	1,483,671
Healthcare Insurance	728,026	—	—	728,026
Healthcare Products Distribution	499,150	—	—	499,150
Healthcare Providers and Facilities	673,698	—	—	673,698
Home Office and Consumer Equipment Manufacture	759,292	—	—	759,292
Home Office and Consumer Equipment Retail	776,814	—	—	776,814
Hospital Equipment	470,836	—	—	470,836
Industrial Conglomerates	503,805	—	—	503,805
Information and Electrical Components	719,933	—	—	719,933
Internet Services and Websites	1,003,521	—	—	1,003,521
Investment Services	995,207	—	—	995,207
Management and IT Services	981,859	—	—	981,859
Mechanical Components	674,668	—	—	674,668
Medical Devices	555,039	—	—	555,039

6

Syntax Stratified LargeCap ETF

Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Description	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Medical Research Services and Equipment	$533,038	$—	$—	$533,038
Metals	548,276	—	—	548,276
Midstream and Gas	882,155	—	—	882,155
Non Real Estate Banking	844,991	—	—	844,991
Operating Systems and Middleware	217,778	—	—	217,778
Operators and Developers	973,120	—	—	973,120
Other Natural Resources	502,160	—	—	502,160
Personal Products	655,012	—	—	655,012
Primary Foods	769,471	—	—	769,471
Processed Foods	1,539,191	—	—	1,539,191
Production Equipment	397,453	—	—	397,453
Rental	1,004,003	—	—	1,004,003
Restaurants	1,572,373	—	—	1,572,373
Semiconductor Services and Equipment	693,435	—	—	693,435
Specialty Services	631,129	—	—	631,129
Telecommunication Networks	991,418	—	—	991,418
Transaction Services	924,529	—	—	924,529
Transport Aerospace and Defense Equipment	560,287	—	—	560,287
Transportation Services	766,142	—	—	766,142
Upstream Energy	1,688,409	—	—	1,688,409
TOTAL INVESTMENTS	$47,962,719	$—	$—	$47,962,719

7

Syntax Stratified LargeCap ETF

Portfolio Statistics

March 31, 2019 (Unaudited)

INDUSTRY BREAKDOWN AS OF March 31, 2019*

INDUSTRY	PERCENTAGE OF NET ASSETS
Upstream Energy	3.5%
Business Software for Specific Uses	3.5
Restaurants	3.3
Processed Foods	3.2
Branded Pharmaceuticals	3.1
Downstream Energy	3.1
Food Distributors	3.1
Commercial Insurance	2.2
Capital Markets	2.1
End User Hardware	2.1
Commercial Hardware	2.1
Rental	2.1
Internet Services and Websites	2.1
Investment Services	2.1
Telecommunication Networks	2.1
Electric Competitive	2.1
Electric Regulated	2.0
Management and IT Services	2.0
Operators and Developers	2.0
Content Providers	2.0
Transaction Services	1.9
Consumer Insurance	1.9
Midstream and Gas	1.8
Non Real Estate Banking	1.8
Home Office and Consumer Equipment Retail	1.6
Primary Foods	1.6
Analog and Mixed Signal Integrated Circuits	1.6
Transportation Services	1.6
Home Office and Consumer Equipment Manufacture	1.6
Alcohol and Tobacco	1.6
Distribution Services	1.6
Healthcare Insurance	1.5
Information and Electrical Components	1.5
Auto Products	1.5
Semiconductor Services and Equipment	1.4
Mechanical Components	1.4
Healthcare Providers and Facilities	1.4
Drugstores	1.4
Diversified Household and Personal Products	1.4
Personal Products	1.4
Specialty Services	1.3
Accessories and Footwear	1.3
Chemicals	1.3
Digital Integrated Circuits	1.2
Transport Aerospace and Defense Equipment	1.2
Medical Devices	1.1
Metals	1.1
Medical Research Services and Equipment	1.1
Diversified Drugs and Devices	1.1
Industrial Conglomerates	1.0
Other Natural Resources	1.0
Healthcare Products Distribution	1.0
Apparel Retailers	1.0
Hospital Equipment	1.0
Production Equipment	0.8
Branded Apparel	0.8
Consumer Paper Products	0.5
Operating Systems and Middleware	0.4
Business Software for Specific Industries	0.2
Other Assets in Excess of Liabilities	0.3
Total	100.0%

* The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

SECTOR BREAKDOWN AS OF March 31, 2019*

SECTOR	PERCENTAGE OF NET ASSETS
Healthcare	12.7%
Food	12.7
Information Tools	12.6
Consumer Products Services	12.6
Energy	12.5
Industrials	12.3
Information	12.2
Financials	12.1
Other Assets in Excess of Liabilities	0.3
Total	100.0%

* The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time.

8

Syntax Stratified LargeCap ETF

Notes to Schedule of Investments

March 31, 2019 (Unaudited)

1. Organization

Syntax ETF Trust (the “Trust”), was organized under the laws of the State of Delaware as a statutory trust on June 27, 2013 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”). Syntax Stratified LargeCap ETF (the “Fund”), is a series of the Trust.

The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust or unless and until required by law. Syntax Advisors, LLC (the “Advisor” or “Syntax Advisors”), a New York limited liability company, serves as the Fund’s investment adviser.

The Syntax Stratified LargeCap ETF (the “Fund”) seeks to provide investment results that, before expenses, correspond generally to the total return performance of publicly traded equity securities of companies in the Syntax Stratified LargeCap Index (the “Index”).

The Fund’s investment objective is to provide long-term total investment returns (capital gains plus income). To achieve the Fund’s investment objective, the Advisor will seek to track the performance of the Syntax Stratified LargeCap Index, which is a stratified-weight version of the widely used S&P 500® Index. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. Refer to the Additional Strategies Information section of the Fund’s prospectus for more information on the methodology of the Syntax Indices.

2. Significant Accounting Policies

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and in accordance with Accounting Standards Codification (ASC) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the transferred tax basis of accounting.

In preparing the Fund’s financial statements in accordance with GAAP, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

The following is a summary of significant accounting policies followed by the Fund.

Tax Free Exchange

Syntax LargeCap ETF acquired the assets of the Syntax 500 LP on January 2, 2019. The business combination was structured as a tax-free exchange of shares, and as such the Fund has elected to carry forward the historical cost basis of investments and cumulative unrealized as reported by Syntax 500 LP, prior to the business combination.

Investment Valuation

The following methodologies are used to determine the market value or fair value of investments.

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

9

Syntax Stratified LargeCap ETF

Notes to Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Investment Transactions: Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

The three levels of the fair value hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical investments

• Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019, is disclosed in the Fund’s respective Schedule of Investments.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service.

Distribution of Income and Gains: The Fund declares and pays dividends annually from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short- term capital gains, which are included as ordinary income for tax purposes.

Cash: Cash consists of cash held at the Fund’s custodian, State Street Bank and Trust Company.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend dates, net of foreign taxes. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

Organizational and offering costs: Syntax Advisors has agreed to pay all of the Fund’s organizational and offering costs. The organizational and offering costs are not subject to repayment to Syntax Advisors by the Fund

10

Syntax Stratified LargeCap ETF

Notes to Schedule of Investments (continued)

March 31, 2019 (Unaudited)

3. Capital Share Transactions

The Fund will issue or redeem capital shares to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor in large blocks of 25,000 capital shares (“Creation Units”). Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the S&P 500.

4. Fund Fees and Expenses

Investment Management Fees: The Fund pays the Advisor a unitary management fee at a rate of 0.45% of the Fund’s average daily net assets that is subject to an Expense Limitation Agreement. Syntax Advisors, LLC (“Syntax Advisors”) provides investment advisory, supervisory and administration services under an investment management agreement. The Fund pays a management fee to Syntax Advisors based on daily Average Net Assets (“ANA”) of 0.45%. Syntax Advisors, LLC (the “Adviser”) has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses (excluding any (i) interest expense, (ii) taxes, (iii) acquired fund fees and expenses, (iv) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions, (v) expenses associated with shareholder meetings, (vi) compensation and expenses of the Independent Trustees, (vii) compensation and expenses of the Trust’s chief compliance officer and his or her staff, (viii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, (ix) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, and (x) extraordinary expenses of the Fund) do not exceed 0.30%. These arrangements cannot be terminated prior to one year from the effective date without the approval of the Board of Trustees. Subject to approval by the Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within 36 months following the month in which fees are waived or reimbursed, if the Fund is able to make the payment without exceeding the applicable expense limitation.

Distributor, distribution and service fees: Foreside Fund Services, LLC (“Distributor”) is the Distributor of Fund shares. The Distributor will not distribute Fund shares in less than creation units and does not maintain a secondary market in Fund shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of creation units of Fund shares.

The Fund has a distribution and service plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act, to which payments at an annual rate of up to 0.25% of the Fund’s average daily net assets may be made for the sale and distribution of its Fund shares. No payments pursuant to the Distribution Plan will be made through at least the next twelve (12) months of operation. Additionally, the implementation of any such payments would be approved by the Board prior to implementation

5. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made again the Fund that have not yet occurred. However, based on experience and knowledge of management, the Fund expects the risk of loss to be remote.

6. Related Party Transactions

There are no related party transactions during the period except as previously disclosed.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

11

Syntax Stratified LargeCap ETF

Notes to Schedule of Investments (continued)

March 31, 2019 (Unaudited)

Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

12

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Syntax ETF Trust

By   /s/ Rory Riggs

Rory Riggs, CEO and Principal Executive Officer

(Signature and Title)*

Date 5/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Kathleen Cuocolo

Kathleen Cuocolo, President, Treasurer and Principal Financial Officer

(Signature and Title)*

Date 5/30/19

* Print the name and title of each signing officer under his or her signature.